CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating result	€ (417,769)	€ (178,554)	€ (81,849)
Adjustments for non-cash items
Amortization of intangible assets	215	38	19
Depreciation of property, plant and equipment	3,214	2,128	474
Provisions for employee benefits	65	57	(18)
Expense recognized in respect of share-based payments	84,479	39,552	19,183
Fair value gains on non-current financial assets at fair value through profit or loss	(2,544)	(1,096)
Adjustments for non-cash items	(332,340)	(137,875)	(62,191)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	19,767	(22,965)	(44)
(Increase)/decrease in inventories	(20,532)
(Increase)/decrease in other current assets	(13,840)	(5,170)	(800)
Increase/(decrease) in trade and other payables	45,652	47,995	21,784
Increase/(decrease) in deferred revenue — current	(34,585)	62,106	(8,868)
Movements in non-current assets/liabilities
(Increase)/decrease in other non‑current assets	(8,888)	(5,560)	(1,720)
Increase/decrease in deferred revenue – non-current	1,216	200,533	(1,435)
Cash flows (used in)/from operating activities	(343,550)	139,064	(53,274)
Interest paid	(349)	(124)
Income taxes paid	(2,450)	(4,356)	(565)
NET CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES	(346,349)	134,584	(53,839)
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets	(3,503)	(40,143)	(62)
Purchase of property, plant and equipment	(949)	(1,604)	(622)
(Increase)/decrease in financial assets — current	307,641	(708,060)	(108,229)
Interest received	7,061	5,469	1,371
NET CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES	310,250	(744,338)	(107,542)
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Principal elements of lease payments	(2,230)	(1,353)
Proceeds from issue of new shares, gross amount	731,546	678,936	255,721
Issue costs paid	(551)	(22,999)	(14,655)
Exchange gain from currency conversion on proceeds from issue of new shares	62		1,354
Proceeds from exercise of stock options	19,070	4,775	2,251
NET CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES	747,897	659,359	244,671
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	711,798	49,605	83,290
Cash and cash equivalents at the beginning of the period	331,282	281,040	190,867
Exchange gains/(losses) on cash & cash equivalents	(51,471)	637	6,883
Cash and cash equivalents at the end of the period	€ 991,609	€ 331,282	€ 281,040